Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Dividends paid on common shares	$ 123	$ 122
Dividend paid per share	$ 0.10	$ 0.10